SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of contract assets and liabilities

	September 30, 2021	December 31, 2020

Animation contract assets	$459,634	$525,709
Web filtering contract assets	5,088	54,886
Other contract assets	7,337	7,337
Total contract assets	$472,059	$587,932

Animation contract liabilities	$96,697	$410,709
Web filtering contract liabilities	449,331	544,844
Other contract liabilities	11,500	11,500
Total contract liabilities	$557,528	$967,053